Variable Interest Entity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity

3. Variable Interest Entity

In June 2015, the Company entered into a series of agreements with Avero. The Company entered into a purchase agreement to acquire certain assets from Mattison used in the operations of Avero. The purchase agreement was accounted for under the acquisition method in accordance with the provisions of ASC Topic 805, Business Combinations. The Company entered into a nominee agreement which provides it with the right, but not the obligation, to purchase, or to designate a person(s) to purchase, the stock of Avero at any time for a nominal amount.

The Company also entered into a management services arrangement that authorizes the Company to perform the management services in the manner that it deems reasonably appropriate to meet the day-to-day business needs of Avero. The Company’s management services include funding ongoing operational needs, directing activities related to contract negotiation, billing, human resources, and legal and administrative matters and processes, among others. In exchange for the management services provided, the Company is entitled to receive an annual management fee equal to the amount of the net operating income of Avero. The term of the agreement with Avero is 10 years, subject to automatic renewals. The agreement can be terminated by either party with a 90-day notice before the end of the term.

Through the management services arrangement with Avero, the Company has (1) the power to direct the activities of Avero that most significantly impact its economic performance, and (2) the obligation to absorb losses of Avero or the right to receive benefits from Avero that could potentially be significant to Avero. Based on these determinations, the Company has determined that Avero is a variable interest entity and that the Company is the primary beneficiary. The Company does not own any equity interest in Avero; however, as these agreements provide the Company the controlling financial interest in Avero, the Company consolidates Avero’s balances and activities within its consolidated financial statements.

In December 2018, Avero entered into a settlement agreement with Cigna (the “Cigna settlement obligation”) whereby Avero agreed to pay an aggregate amount of $12.0 million with an upfront payment of $6.0 million and the remaining $6.0 million to be paid over 24 months, beginning in February 2019. The Company guaranteed the $12.0 million Cigna settlement obligation. The Company provided financial support to Avero in the amount of $0.8 million and $2.3 million during the three and nine months ended September 30, 2020, respectively, and $0.8 million and $2.3 million during the three and nine months ended September 30, 2019, respectively, related to the Cigna settlement obligation (see Note 9). The Company did not provide any additional financial support to Avero during the three and nine months ended September 30, 2020 and 2019, other than the Cigna settlement obligation and agreed upon management services.

The following table presents the assets and liabilities of Avero that are included in the Company’s condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019, in thousands. The creditors of Avero have no recourse to the general credit of the Company, with the exception of $1.8 million and $1.9 million in mortgage payable guaranteed by the Company as of September 30, 2020 and December 31, 2019, respectively (see Note 8), and $0.8 million and $3.0 million in remaining Cigna settlement obligation guaranteed by the Company as of September 30, 2020 and December 31, 2019, respectively. The assets and liabilities exclude intercompany balances that eliminate in consolidation:

	September 30, 2020	December 31, 2019
Assets of Avero that can only be used to settle obligations of Avero
Cash and cash equivalents	$1,038	$1,837
Accounts receivable, net	4,733	4,269
Inventory	2,143	2,572
Prepaid expenses and other current assets	1,093	1,181
Property and equipment, net	5,486	5,586
Other assets	30	30
Goodwill	6,219	6,219
Other intangible assets, net	4,075	4,771

Total assets of Avero that can only be used to settle obligations of Avero	$24,817	$26,465

Liabilities of Avero
Accounts payable	$3,166	$2,450
Accrued expenses and other accrued liabilities	3,609	5,630
Current portion of capital lease obligations	49	59
Current portion of mortgage payable	197	173
Capital lease obligations, net of current portion	16	50
Mortgage payable, net of current portion	1,570	1,733
Other long-term liabilities	571	467

Total liabilities of Avero	$9,178	$10,562

3. Variable Interest Entity

On June 8, 2015, the Company entered into a series of agreements with Avero. The Company entered into a purchase agreement to acquire certain assets from Mattison used in the operation of Avero. The purchase agreement was accounted for under the acquisition method in accordance with the provisions of ASC Topic 805, Business Combinations. The Company entered into a nominee agreement which provides it with the right, but not the obligation, to purchase, or to designate a person(s) to purchase, the stock of Avero at any time for a nominal amount.

The Company also entered into a management services arrangement that authorizes the Company to perform the management services in the manner that it deems reasonably appropriate to meet the day-to-day business needs of Avero. The Company’s involvement includes funding ongoing operational needs, directing activities related to contract negotiation, billing, human resources, legal and administrative matters and processes, among others. In exchange for the management services provided, the Company is entitled to receive an annual management fee equal to the net operating income of Avero. The term of the agreement with Avero is 10 years, subject to automatic renewals. The agreement can be terminated by either party with a 90-day notice before the end of the term.

Through the management services arrangement with Avero, the Company has (1) the power to direct the activities of Avero that most significantly impact its economic performance, and (2) the obligation to absorb losses that could potentially be significant or the right to receive benefits from Avero that could potentially be significant. Based on these determinations, the Company has determined that Avero is a variable interest entity and that the Company is the primary beneficiary. The Company does not own any equity interest in Avero; however, as these agreements provide the Company the controlling financial interest in Avero, the Company consolidates Avero’s balances and activities within its consolidated financial statements.

In December 2018, Avero entered into a settlement agreement with Cigna (the “Cigna settlement obligation”) whereby Avero agreed to pay an aggregate amount of $12.0 million with an upfront payment of $6.0 million and the remaining $6.0 million to be paid over 24 months, beginning in February 2019. The Company guaranteed the $12.0 million Cigna settlement obligation and recorded a charge of $12.0 million associated with this claim in its consolidated statement of operations as a reduction to revenue for the year ended December 31, 2018. During the years ended December 31, 2018 and 2019, the Company provided $6.0 million and $3.0 million, respectively, in financial support to Avero related to the Cigna settlement obligation (see Note 9).

The Company did not provide any additional financial support to Avero during the years ended December 31, 2018 and 2019 other than the Cigna settlement obligation and agreed upon management services.

The following table presents the assets and liabilities of Avero which are included in the Company’s consolidated balance sheets as of December 31, 2018 and 2019, in thousands. The creditors of Avero have no recourse to the general credit of the Company, with the exception of $2.1 million and $1.9 million in mortgage payable guaranteed by the Company as of December 31, 2018 and 2019, respectively (see Note 8), and $6.0 million and $3.0 million in remaining Cigna settlement obligation guaranteed by the Company as of December 31, 2018 and 2019, respectively. The assets and liabilities exclude intercompany balances that eliminate in consolidation:

	December 31, 2018	December 31, 2019
Assets of Avero that can only be used to settle obligations of Avero
Cash and cash equivalents	$1,210	$1,837
Accounts receivable, net	1,952	4,269
Inventory	935	2,572
Income tax receivable	1,690	—
Prepaid expenses and other current assets	1,020	1,181
Property and equipment, net	5,840	5,586
Other assets	30	30
Goodwill	6,219	6,219
Other intangible assets, net	5,699	4,771

Total assets of Avero that can only be used to settle obligations of Avero	$24,595	$26,465

Liabilities of Avero
Accounts payable	$1,018	$2,450
Accrued expenses and other current liabilities	4,620	5,630
Current portion of capital lease obligations	111	59
Current portion of mortgage payable	166	173
Capital lease obligations, net of current portion	109	50
Mortgage payable, net of current portion	1,903	1,733
Other long-term liabilities	3,686	467

Total liabilities of Avero	$11,613	$10,562